     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2006
                                                     REGISTRATION NOS.: 33-32763
                                                                        811-5987

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                    /X/
                           PRE-EFFECTIVE AMENDMENT NO.                      / /
                         POST-EFFECTIVE AMENDMENT NO. 20                    /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                              /X/
                                AMENDMENT NO. 21                            /X/

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                                 MORGAN STANLEY
                      NEW YORK MUNICIPAL MONEY MARKET TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:
          CARL FRISCHLING, ESQ.                  STUART M. STRAUSS, ESQ.
   KRAMER LEVIN NAFTALIS & FRANKEL LLP           CLIFFORD CHANCE US LLP
       1177 AVENUE OF THE AMERICAS                 31 WEST 52ND STREET
        NEW YORK, NEW YORK 10036                NEW YORK, NEW YORK 10019

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                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
          / /  Immediately upon filing pursuant to paragraph (b)
          /X/  On February 14, 2006 pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)(1)
          / /  On (date) pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          / /  On (date) pursuant to paragraph (a)(2) of Rule 485.

                             AMENDING THE PROSPECTUS
          If appropriate, check the following box:
          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY
NEW YORK MUNICIPAL
MONEY MARKET TRUST

A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND NEW YORK INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY

[MORGAN STANLEY LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

FEBRUARY 14, 2006

CONTENTS

THE FUND

      Investment Objective                                                     1
      Principal Investment Strategies                                          1
      Principal Risks                                                          2
      Past Performance                                                         3
      Fees and Expenses                                                        4
      Portfolio Holdings                                                       4
      Fund Management                                                          5

SHAREHOLDER INFORMATION

      Pricing Fund Shares                                                      6
      Share Class Arrangements/Eligible Investors                              6
      How To Buy Reserve Class Shares                                          6
      Limited Portability                                                      8
      How To Exchange Reserve Class Shares                                     8
      How To Sell Reserve Class Shares                                        10
      How To Buy AA Sweep Class Shares                                        12
      How To Exchange AA Sweep Class Shares                                   13
      How To Sell AA Sweep Class Shares                                       13
      Distributions                                                           14
      Frequent Purchase and Redemptions of Fund Shares                        14
      Tax Consequences                                                        14
      Additional Information                                                  15

FINANCIAL HIGHLIGHTS                                                          16

MORGAN STANLEY FUNDS                                           Inside Back Cover

This PROSPECTUS contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND

INVESTMENT OBJECTIVE

[GRAPHIC]

Morgan Stanley New York Municipal Money Market Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and New York income tax as is consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and New York income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


The Investment Adviser generally invests substantially all of the Fund's assets in New York municipal obligations. The interest on these investments is exempt from New York state, city and federal income tax. The Investment Adviser may at times purchase securities that pay interest that is exempt from federal income tax but not from New York state or city taxes. The Fund may invest any amount of its assets in New York municipal obligations (and to the extent the Fund may purchase other tax exempt securities) that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.


Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The general obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, housing units, airports and highways, and schools. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities. The Fund's investments in municipal obligations may also include tender option bonds and custodial receipts.


The Fund has a fundamental policy of investing at least 80% of its assets in New York tax-exempt municipal obligations; these securities nevertheless may be subject to an "alternative minimum tax." A fundamental policy may not be changed without shareholder approval. While the Fund is classified as a "non-diversified" mutual fund, it will comply with the diversification requirements under the federal securities laws that apply to money market funds.


[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

PRINCIPAL RISKS

[GRAPHIC]

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state--New York--and its municipalities. Because the Fund concentrates its investments in securities issued by New York state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning the ability of New York issuers to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Adviser, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

TENDER OPTION BONDS AND CUSTODIAL RECEIPTS. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

PAST PERFORMANCE

[GRAPHIC]


The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.


[CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1996    2.53%
1997    2.68%
1998    2.53%
1999    2.29%
2000    3.15%
2001    1.90%
2002    0.64%
2003    0.27%
2004    0.55%
2005    1.84%


The bar chart reflects the performance of the Reserve Class shares (effective November 1, 2005, the Fund's outstanding shares were reclassified as Reserve Class shares). The Fund has not commenced offering AA Sweep Class shares as of the date of this PROSPECTUS, therefore performance information is not yet available.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.85% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.03% (quarter ended March 31, 2004).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2005)


                             PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
Reserve Class                   1.84%             1.04%             1.83%
AA Sweep Class*                  N/A               N/A               N/A



* The Fund has not commenced offering AA Sweep Class shares as of the date of this PROSPECTUS, therefore performance information for that class is not yet available.


[SIDENOTE]

ANNUAL TOTAL RETURNS


THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S RESERVE CLASS SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.


AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]


The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The table below briefly describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers two Classes of shares: the Reserve Class and the AA Sweep Class. Effective November 1, 2005, the Fund's outstanding shares were reclassified as Reserve Class shares. Each Class has the same fees and expenses. Each Class is offered to different groups of investors. See the "Share Class Arrangements/Eligible Investors" section for further information.


ANNUAL FUND OPERATING EXPENSES


                                                       RESERVE CLASS      AA SWEEP CLASS
Advisory Fee(1)                                            0.45%              0.45%
Distribution and service (12b-1) fees(3)                   0.10%              0.10%
Other expenses                                             0.31%              0.31%(2)
Total annual Fund operating expenses                       0.86%              0.86%



(1) During the fiscal year ended December 31, 2005, the Investment Adviser voluntarily waived a portion of its advisory fee, resulting in a net advisory fee of 0.19%.


(2)  Other expenses are based on estimated expenses for the current fiscal year.


(3) The Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the Distributor for distribution-related expenses (including servicing of shareholder accounts) incurred on behalf of Reserve Class and AA Sweep Class shares in an amount each month up to an annual rate 0.15% of the average daily net assets of Reserve Class and AA Sweep Class shares.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                                     EXPENSES OVER TIME
                                       ----------------------------------------------
                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
Reserve Class                          $   88      $   274      $   477      $  1,061
AA Sweep Class*                        $   88      $   274      $   477      $  1,061



* The Fund has not commenced offering AA Sweep Class shares as of the date of this prospectus, therefore expenses of that class have been estimated for the current fiscal year.


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND WITH RESPECT TO THE RESERVE CLASS, ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005.

FUND MANAGEMENT

[GRAPHIC]

The Fund has retained the Investment Adviser--Morgan Stanley Investment Advisors Inc.--to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020.


The Fund pays the Investment Adviser a monthly advisory fee as compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 2005, the Fund paid total compensation to the Investment Adviser amounting to 0.45% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Fund's Semi-annual Report to Shareholders for the period ended June 30, 2005.


[SIDENOTE]

MORGAN STANLEY INVESTMENT ADVISORS INC.


THE INVESTMENT ADVISER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND HAD APPROXIMATELY $90 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF JANUARY 31, 2005.

SHAREHOLDER INFORMATION

PRICING FUND SHARES

[GRAPHIC]

The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

SHARE CLASS ARRANGEMENTS/ELIGIBLE INVESTORS

The Fund offers two Classes of shares, the Reserve Class shares and the AA Sweep Class shares. The general public is offered the Reserve Class shares. AA Sweep Class shares are offered exclusively to investors who have an Active Assets Account with Morgan Stanley DW Inc. ("Morgan Stanley DW"). (Morgan Stanley DW is affiliated with the Funds' Investment Adviser.)

There are various account and service fees charged in connection with your Active Assets Account. Please refer to the respective Active Assets Account agreement for details. At any time, Morgan Stanley DW may change the fees charged and the services provided in connection therewith, as set forth in the Active Assets Account agreement. Please speak to your Morgan Stanley Financial Advisor for more information.

HOW TO BUY RESERVE CLASS SHARES

[GRAPHIC]

You may open a new account to buy Reserve Class shares or buy additional Reserve Class shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. The Fund's transfer agent, Morgan Stanley Trust ("Transfer Agent"), in its sole discretion, may allow you to purchase shares directly by calling and requesting an application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to

[SIDENOTE]

CONTACTING A FINANCIAL ADVISOR

IF YOU ARE NEW TO THE MORGAN STANLEY FUNDS AND WOULD LIKE TO CONTACT A MORGAN STANLEY FINANCIAL ADVISOR, CALL TOLL-FREE 1-866-MORGAN8 FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT: www.morganstanley.com/funds verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

When you buy Reserve Class shares, the shares are purchased at the next share price calculated after we receive your purchase order in proper form accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Fund shares for any reason.

MINIMUM INVESTMENT AMOUNTS

                                                                                        MINIMUM INVESTMENT
                                                                                   ---------------------------
INVESTMENT OPTIONS                                                                    INITIAL       ADDITIONAL
Regular Accounts                                                                   $       5,000    $      100
EASYINVEST(R)
(Automatically from your checking or savings account or Money Market Fund)         not available    $      100


There is no minimum investment amount if you purchase Reserve Class shares through: (1) the Investment Adviser's mutual fund asset allocation program; (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee; (4) employer-sponsored employee benefit plan accounts; or (5) the reinvestment of dividends in additional Fund shares.


SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Reserve Class shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

- Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the class of shares you will purchase and the investment amount. The letter must be signed by the account owner(s).
- Make out a check for the total amount payable to: Morgan Stanley New York Municipal Money Market Trust.
- Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.

ADDITIONAL PURCHASE INFORMATION. If you are a customer of Morgan Stanley DW or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of Morgan Stanley DW or another authorized dealer of the Fund's shares, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.

PLAN OF DISTRIBUTION (12b-1 FEES). The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of Reserve Class shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

LIMITED PORTABILITY

[GRAPHIC]

Most Fund shareholders hold their shares with Morgan Stanley DW. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Fund's distributor. After a transfer, you may purchase additional shares of the Morgan Stanley Funds you owned before the transfer, but you may not be able to purchase shares of any other Morgan Stanley Funds or exchange shares of the Fund(s) you own for shares of other Morgan Stanley Funds (as described below under "How to Exchange Shares"). If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Fund's distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer or financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the Transfer Agent. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares.

HOW TO EXCHANGE RESERVE CLASS SHARES

[GRAPHIC]

PERMISSIBLE FUND EXCHANGES. You may only exchange Reserve Class shares for shares of other continuously offered Morgan Stanley Funds if the Reserve Class shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund. In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or for shares of another Money Market Fund, No-Load Fund or the Limited Duration U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell Reserve Class shares and buy another fund's shares with the proceeds.

See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Transfer Agent and then write the Transfer Agent or call toll-free (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Morgan Stanley Financial Advisor or other authorized financial representative or by calling toll-free (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions, as described above, are received. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. See "Limitations on Exchanges." The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Reserve Class shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

EXCHANGING SHARES OF ANOTHER FUND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held Reserve Class shares WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for Reserve Class shares, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving Reserve Class shares or other Morgan Stanley Funds may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. The Fund reserves the right to reject an exchange request for any reason.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call toll-free (800) 869-NEWS.

HOW TO SELL RESERVE CLASS SHARES

[GRAPHIC]

You can sell some or all of your Reserve Class shares at any time. Your Reserve Class shares will be sold at the next share price calculated after we receive your order to sell as described below.

OPTIONS                        PROCEDURES
---------------------------------------------------------------------------------------------------------
Contact Your Financial         To sell your Reserve Class shares, simply call your Morgan Stanley
Advisor                        Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.

Check-Writing Option           You may order a supply of blank checks by contacting your Morgan Stanley
                               Financial Advisor or calling toll-free (800) 869-NEWS.

                               Checks may be written in any amount not less than $500. You must sign checks exactly as your Reserve Class shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.

                               Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Reserve Class shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until 15 days after the Transfer
                               Agent receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.

By Letter                      You can also sell your Reserve Class shares by writing a "letter of instruction" that includes:

                               - your account number;
                               - the name of the Fund;
                               - the dollar amount or the number of shares you wish to sell; and
                               - the signature of each owner as it appears on the account.

                               If you are requesting payment to anyone other than the registered owner(s)
                               or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan
                               Stanley Trust toll-free at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.

                               Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ
                               07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.

                               A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

OPTIONS                        PROCEDURES
---------------------------------------------------------------------------------------------------------
Systematic Withdrawal Plan     If your investment in all of the Morgan Stanley Funds has a total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.

                               To sign up for the systematic withdrawal plan, contact your Morgan Stanley
                               Financial Advisor or call toll-free (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.

                               When you sell Reserve Class shares through the systematic withdrawal plan, the shares may be subject to a contingent deferred sales charge ("CDSC")
                               if they were obtained in exchange for shares subject to a CDSC of another
                               Morgan Stanley Fund. The CDSC, however, will be waived in an amount up to
                               12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the prospectus of the fund that charges the CDSC for more details.

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your Reserve Class shares suspended under unusual circumstances. If you request to sell Reserve Class shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

INVOLUNTARY SALES. The Fund reserves the right, on 60 days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

MONEY MARKET FUND AUTOMATIC SALE--AUTOMATIC REDEMPTION PROCEDURES. If you maintain a brokerage account with Morgan Stanley DW or another authorized dealer of Reserve Class shares, you may elect to have your Reserve Class shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

If you elect to participate by notifying Morgan Stanley DW or another authorized dealer of Reserve Class shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Reserve Class shares may be sold to satisfy any amounts you are obligated to pay to Morgan Stanley DW or another authorized dealer of Reserve Class shares. Sales will be effected on the business day before the date you are obligated to make payment, and Morgan Stanley DW or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

EASYINVEST(R). You may invest in shares of certain other Morgan Stanley Funds by subscribing to EASYINVEST(R), an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EASYINVEST(R), you may direct that a sufficient number of Reserve Class shares be automatically sold and the proceeds transferred to Morgan Stanley Trust, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Reserve Class shares will be made on the business day preceding the investment date and Morgan Stanley Trust will receive the proceeds for investment on the day following the sale date.

MARGIN ACCOUNTS. If you have pledged your Reserve Class shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

HOW TO BUY AA SWEEP CLASS SHARES

[GRAPHIC]

Cash balances in your Active Assets Account that are not invested in securities or other investments will be automatically invested in AA Sweep Class shares on days that the New York Stock Exchange is open for business (a "business day"). Other Active Assets funds also are available as a sweep investment, please contact your Morgan Stanley Financial Advisor for additional information. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

Your Active Assets Account will be reviewed on each business day to determine whether it has a cash balance as a result of any credits accrued that day. Credits to your Active Assets Account may arise, for example, from sales of securities or from direct cash payments into the Active Assets Account. The cash balance, reduced by any debits to your Active Assets Account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your Active Assets Account may arise from purchases of securities, other Active Assets Account charges, debit card purchases, cash advances, or withdrawals, and any checks written against the Active Assets Account.

Dividends are not earned until the next business day following the purchase of AA Sweep Class shares.

If you make a cash payment into your Active Assets Account after your Financial Advisor's deadline for processing checks has passed, then investments in the AA Sweep Class may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the Active Assets Account will be credited until federal or other immediately available funds become available to the account.

There is no minimum investment amount for investors, although the current minimum initial deposit into an Active Assets Account is $5,000 in cash or securities.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

PLAN OF DISTRIBUTION (12b-1 FEES). The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of AA Sweep Class shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO EXCHANGE AA SWEEP CLASS SHARES

[GRAPHIC]

AA Sweep Class shares are not exchangeable for shares of other Morgan Stanley Funds.

HOW TO SELL AA SWEEP CLASS SHARES

[GRAPHIC]

AUTOMATIC SALES. Your Active Assets Account will be reviewed on each business day to determine whether it has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the Active Assets Account on that day. On the next business day, a sufficient number of your AA Sweep Class shares will automatically be sold to equal the value of the negative balance. The sale price of the AA Sweep Class's shares will be the share price calculated on that next business day. If the value of your AA Sweep Class shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Active Assets Account you are invested in, then all of your AA Sweep Class shares will be sold.

VOLUNTARY SALES. If you wish to sell all or some of your AA Sweep Class shares, you may do so by:

a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);
b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or
c) calling your Morgan Stanley Financial Advisor.

Once you have taken any of these steps, AA Sweep Class shares will be sold at the AA Sweep Class share price calculated on the next business day. Proceeds from your sale of AA Sweep Class shares will be reduced by any outstanding debits to your account. Prior to selling any AA Sweep Class shares through any of the above methods you should call your Morgan Stanley Financial Advisor to determine the value of AA Sweep Class shares you own. If there is an insufficient value of AA Sweep Class shares to cover your account withdrawals (i.e., debit card purchases or checks written), then Morgan Stanley DW may take the authorized steps described in your client account agreement.

Payment for AA Sweep Class shares sold may be postponed or the right to have AA Sweep Class shares sold may be suspended under unusual circumstances. If you request to sell AA Sweep Class shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

DISTRIBUTIONS

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The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Adviser does not anticipate that there will be significant capital gain distributions.

The Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Transfer Agent at least five business days prior to the record date of the distributions.

FREQUENT PURCHASES AND REDEMPTIONS

[GRAPHIC]

Because, as a money market fund, the Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of the Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Fund's Board of Trustees applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by Fund shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market-timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.

TAX CONSEQUENCES

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As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

[SIDENOTE]

TARGETED DIVIDENDS(SM)

YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN ANOTHER MORGAN STANLEY FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.

Your income dividend distributions are normally exempt from federal and New York state and city income taxes--to the extent they are derived from New York municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


If you borrow money to purchase shares of the Fund, the interest on the borrowed money is generally not deductible for income tax purposes.

The Fund may derive gains in part from municipal obligations that the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains.


If the Fund makes any capital gain distributions, those distributions will normally be subject to federal, New York State and New York City income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not anticipate that it will make significant distributions eligible for the reduced rate of taxation applicable to qualified dividend income.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this PROSPECTUS this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

ADDITIONAL INFORMATION

[GRAPHIC]

The Investment Adviser and/or the distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights table reflects the financial performance of the Reserve Class shares (effective November 1, 2005, outstanding shares were reclassified as Reserve Class shares). The Fund has not commenced offering AA Sweep Class shares as of the date of this PROSPECTUS, therefore, performance information for that class is not yet available.

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.



FOR THE YEAR ENDED DECEMBER 31,                  2005              2004              2003              2002             2001
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     1.00        $     1.00        $     1.00        $     1.00       $     1.00
Net income from investment operations              0.018             0.005             0.003             0.006            0.019
Less dividends from net investment income         (0.018)           (0.005)           (0.003)           (0.006)          (0.019)
Net asset value, end of period                $     1.00        $     1.00        $     1.00        $     1.00       $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        1.84%             0.55%             0.27%             0.64%            1.90%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                    0.61%(1)(2)       0.68%(1)(2)       0.79%(1)(2)       0.80%(1)         0.78%(1)
Net investment income                               1.81%(2)          0.55%(2)          0.27%(2)          0.63%            1.90%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $   65,107        $   70,082        $   68,086        $   83,485       $   75,240


(1)  Does not reflect the effect of the expense offset of 0.01%.

(2) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

                                  EXPENSE       NET INVESTMENT
          PERIOD ENDED             RATIO         INCOME RATIO
          -----------------       -------       --------------
          DECEMBER 31, 2005        0.86%             1.56%
          DECEMBER 31, 2004        0.86              0.37
          DECEMBER 31, 2003        0.80              0.26

MORGAN STANLEY FUNDS

EQUITY

BLEND CORE

Dividend Growth Securities

Multi-Asset Class Fund

Total Return Trust

DOMESTIC HYBRID

Allocator Fund
Balanced Growth Fund
Balanced Income Fund
Income Builder Fund
Strategist Fund

GLOBAL/INTERNATIONAL

European Equity Fund
Global Advantage Fund
Global Dividend Growth Securities
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Pacific Growth Fund

GROWTH

Aggressive Equity Fund
American Opportunities Fund
Capital Opportunities Trust
Developing Growth Securities Trust
Growth Fund
Special Growth Fund

INDEX

Equally-Weighted S&P 500 Fund
KLD Social Index Fund
Nasdaq-100 Index Fund
S&P 500 Index Fund
Total Market Index Fund

SPECIALTY

Biotechnology Fund
Convertible Securities Trust
Financial Services Trust
Global Utilities Fund
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Real Estate Fund
Utilities Fund

VALUE

Fundamental Value Fund
Mid-Cap Value Fund
Small-Mid Special Value Fund
Special Value Fund
Value Fund

FIXED INCOME

TAXABLE SHORT TERM

Limited Duration Fund*+
Limited Duration U.S. Treasury Trust*

TAXABLE INTERMEDIATE TERM

Flexible Income Trust
High Yield Securities
Income Trust
Mortgage Securities Trust
U.S. Government Securities Trust

TAX-FREE

California Tax-Free Income Fund
Limited Term Municipal Trust*+
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

MONEY MARKET*

TAXABLE

Liquid Asset Fund
U.S. Government Money Market

TAX-FREE

California Tax-Free Daily Income Trust
New York Municipal Money Market Trust
Tax-Free Daily Income Trust

There may be funds created or terminated after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designations, e.g. Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple classes of shares.

*  Single-Class Fund(s)

+  No-Load (Mutual) Fund

Additional information about the Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/funds.

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site.


Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


TICKER SYMBOL:


Reserve Class     DWNXX
AA Sweep Class    AANXX


(The Fund's Investment Company Act File No. is 811-5987)

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

CLF #37906PRO-00

[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY
NEW YORK MUNICIPAL
MONEY MARKET TRUST


37906 02/06


[MORGAN STANLEY LOGO]

PROSPECTUS

FEBRUARY 14 , 2006

STATEMENT OF ADDITIONAL INFORMATION                       MORGAN STANLEY
                                                          NEW YORK
                                                          MUNICIPAL MONEY
                                                          MARKET TRUST

FEBRUARY 14, 2006



     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated February 14, 2006) for Morgan Stanley New York Municipal Money Market Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.

     The Fund's audited financial statements for the fiscal year ended December 31, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the Fund's ANNUAL REPORT TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


Morgan Stanley
New York Municipal Money Market Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS


   I.   Fund History                                                                4

  II.   Description of the Fund and Its Investments and Risks                       4

        A. Classification                                                           4

        B. Investment Strategies and Risks                                          4

        C. Investment Objective/Policies/Restrictions                              13

        D. Disclosure of Portfolio Holdings                                        14

 III.   Management of the Fund                                                     18

        A. Board of Trustees                                                       18

        B. Management Information                                                  18

        C. Compensation                                                            25

  IV.   Control Persons and Principal Holders of Securities                        27

   V.   Investment Advisory and Other Services                                     27

        A. Investment Adviser and Administrator                                    27

        B. Principal Underwriter                                                   28

        C. Services Provided by the Investment Adviser and Administrator           28

        D. Rule 12b-1 Plan                                                         29

        E. Other Service Providers                                                 31

        F. Codes of Ethics                                                         31

        G. Proxy Voting Policy and Proxy Voting Record                             32

        H. Revenue Sharing                                                         33

  VI.   Brokerage Allocation and Other Practices                                   34

        A. Brokerage Transactions                                                  34

        B. Commissions                                                             34

        C. Brokerage Selection                                                     34

        D. Directed Brokerage                                                      35

        E. Regular Broker-Dealers                                                  35

 VII.   Capital Stock and Other Securities                                         35

VIII.   Purchase, Redemption and Pricing of Shares                                 36

        A. Purchase/Redemption of Shares                                           36

        B. Offering Price                                                          36

  IX.   Taxation of the Fund and Shareholders                                      38

   X.   Underwriters                                                               41

  XI.   Performance Data                                                           41

 XII.   Financial Statements                                                       41

XIII.   Fund Counsel                                                               42

GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

     "ADMINISTRATOR" OR "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

     "CUSTODIAN"-- The Bank of New York.

     "DISTRIBUTOR"-- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "FINANCIAL ADVISORS"-- Morgan Stanley authorized financial services representatives.

     "FUND"-- Morgan Stanley New York Municipal Money Market Trust, a registered open-end investment company.

     "INDEPENDENT TRUSTEES"-- Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund.

     "INVESTMENT ADVISER"-- Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

     "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY FUNDS" -- Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

     "TRANSFER AGENT"-- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

     "TRUSTEES"-- The Board of Trustees of the Fund.

I. FUND HISTORY

     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on December 28, 1989, with the name Dean Witter/Sears New York Municipal Money Market Trust. Effective February 19, 1993, the Fund's name was changed to Dean Witter New York Municipal Money Market Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter New York Municipal Money Market Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley New York Municipal Money Market Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

A. CLASSIFICATION

     The Fund is an open-end, non-diversified management investment company whose investment objective is to provide as high a level of daily income exempt from federal and New York income tax as is consistent with stability of principal and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

     LEASE OBLIGATIONS. Included within the revenue bonds category in which the Fund may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

     Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     TAXABLE SECURITIES. The Fund may invest up to 20% of its total assets in taxable money market instruments and repurchase agreements. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-New York tax-exempt securities which satisfy the standards established for New York tax-exempt securities may be purchased by the Fund.

     The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the U.S. Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and
(iv) repurchase agreements with respect to portfolio securities.


     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in municipal bonds and municipal notes ("Municipal Obligations") of the type called variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Fund in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.


     PUT OPTIONS. The Fund may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Fund to be fully invested in securities, the interest on which is exempt from federal and New York personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

     The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. The Fund may not invest more than 10% of its total assets in puts at any given time.

     In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

     CUSTODIAL RECEIPTS. The Fund may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

     TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed-rate coupon and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund's average portfolio maturity. There is a risk that the Fund may not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.


     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Adviser, liquidity or other considerations warrant.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, the Fund may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention on acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash, cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

     THE STATE OF NEW YORK -- SPECIAL INVESTMENT CONSIDERATIONS. As described in the PROSPECTUS, except during temporary periods, the Fund will invest primarily in New York municipal securities. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York (the "State") that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State of New York. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York.

     THE NEW YORK STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.

     Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following:

     - SERVICES. The services industries includes professional and business services, education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.

     - MANUFACTURING. Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

     - TRADE, TRANSPORTATION & UTILITIES. The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

     - FINANCIAL ACTIVITIES. New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes nearly one-fifth of total wages.

     - AGRICULTURE. Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

     - GOVERNMENT. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.


     The New York economy continues to expand. Recent above-trend national growth rates have helped to buttress the New York State economy, putting the State well on its way to a full recovery from the impact of the September 11 attack, and reversing several years where the State's job base was in decline. Total New York non-farm employment is projected to grow 1.0 percent for 2005, with private sector job growth of 1.3 percent projected for the current year. The continued strengthening of the State economy will help to support the housing market in 2005, though the torrid pace of growth observed in 2004 is not expected to be sustained. With the pickup in equity market activity toward the end of 2004, the securities industry saw solid profit levels, though below those earned in 2003. Consequently, bonus growth for 2005 will fall short of the extraordinary growth experienced in 2004, offsetting the impact of higher employment growth on personal income and wages. Both New York personal income and its largest component, wages and salaries, are expected to grow 4.9 percent for 2005.

     In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Rising interest rates tend to have a more negative impact on the New York economy than on the nation as a whole. Higher energy prices and a new round of global instability also loom large risks to equity market performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.


     THE STATE'S FUND STRUCTURE. The State accounts for all of its spending and receipts by the fund in which the activity takes place (such as the General Fund or the Capital Projects Fund), and the broad category or purpose of that activity (such as State Operations or Capital Projects) State Funds include the General Fund and funds specified for dedicated purposes, with the exception of Federal Funds, including:

     - THE GENERAL FUND. The General Fund is the most significant of the State's Funds. The General Fund receives most of the State's tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues.

     - SPECIAL REVENUE FUNDS. Special Revenue Funds may receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose.

     - CAPITAL PROJECTS FUNDS. Capital Projects Funds account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects.

     - DEBT SERVICE FUNDS. Debt Service Funds pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

     The State Constitution requires the Governor to submit an Executive Budget that is balanced in the General Fund which receives the majority of State taxes.

     STATE BUDGET PROCESS. The State budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be considered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto. Once the appropriation bills and other bills become law, the Division of the Budget revises the State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget.


     STATE BUDGETARY OUTLOOK. The State's current fiscal year began on April 1, 2005 and ends on March 31, 2006. On March 31, 2005, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2005-06 fiscal year. On August 11, 2005, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2005-06 fiscal year. Subsequently, on August 12, 2005, the legislature enacted certain amendments to the 2005-06 Enacted Budget.

     The Executive Budget for 2005-06 presented a balanced General Fund Financial Plan that eliminated a projected budget gap of $4.2 billion. The Enacted Budget Financial Plan for 2005-06 is also balanced, the result of both new resources and the approval of roughly $3.3 billion of the $4.1 billion in Executive Budget gap-closing recommendations. Reserves have been increased to $1.5 billion. Since the Executive Budget, $1.4 billion in new resources have been identified to finance $1.4 billion in net additions. The budget gaps total $3.2 billion in 2006-07, an increase of $623 million from the Executive Budget, and $4.1 billion in 2007-08, an increase of $1.6 billion.

     In summary, the Enacted Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraint proposed with the Executive Budget, including
(a) roughly one-half of the $1.1 billion in proposed Medicaid provider and recipient cost containment and all $800 million in savings from financing certain Medicaid spending outside of the General Fund, (b) debt management initiatives to help reduce the growth in debt service costs ($150 million), and
(c) mental hygiene savings ($250 million). Revenue actions net of tax cuts total $605 million, or $72 million above the $533 million proposed with the Executive Budget. Finally, $889 million in one-time actions are authorized in the budget, an increase of $33 million above the Executive proposal.

     The State has since released August 1, 2005 and October 30, 2005 updates to its 2005-2006 financial plan and August 8, 2005 and November 2, 2005 Annual Information Statement Updates (collectively, the "State Updates"). The State Updates contain information regarding the financial condition of the State, including revisions to its 2005-2006 financial plan projections, operating results for the first half of the 2005-2006 fiscal year, GAAP-basis projections for the 2005-2006 fiscal year, a summary on debt and capital management. State retirement system information and the status of certain litigation with the potential to adversely affect the State's finances.

     The State Updates include the State Division of Budget projection of balanced operations in the 2005-2006 fiscal year and outyear budget gaps of $2.5 billion in the 2006-2007 fiscal year and $4.4 billion in the 2007-2008 fiscal year. The State Division of Budget will update its projections in January 2006 with the release of the Governor's Executive Budget.

     The Annual Information Statement and the State Updates identify a number of risks inherent in the implementation of the Enacted Budget. Such risks include required court actions or legislative approval affecting receipts and disbursements included in the Enacted Budget; costs that could materialize as a result of adverse rulings in pending litigation; federal disallowances or other federal actions that could produce adverse effects on the State's projections of receipts and disbursements; and risks relating to the national and local economies, including large increases in energy prices, national security concerns and financial sector performance.


     FISCAL MANAGEMENT PLAN. In order to assure budget balance in the current fiscal year and to begin to address the 2005-06 and 2006-07 budget gaps, the Governor has directed the Division of the Budget to develop a Fiscal Management Plan to reduce State Operations costs, curtail non-essential spending, and identify other cost containment actions to bring the General Fund into balance. Elements of the Plan include continuing statewide austerity measures that limit discretionary spending, ban non-essential travel, and restrict or terminate lower-priority capital spending and other contractual liabilities; updating agency management plans to eliminate, consolidate, and streamline governmental services; maximizing Federal aid; and developing cost containment proposals that can be presented for legislative action later this year. The Division of the Budget will continue to work in cooperation with State agency managers to develop administrative and legislative actions to achieve the full value of Fiscal Management Plan.

     DEBT AND OTHER FINANCING ACTIVITIES. The indebtedness of the state may be classified as State-supported debt and State-related debt.

     State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.


     - GENERAL OBLIGATION DEBT. General obligation debt is debt to which the full faith and credit of the State has been pledged. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The amount of general obligation bonds issued in the 2004-05 fiscal year (excluding refunding bonds) was $177 million, and as of March 31, 2005, the total amount of general obligation debt outstanding was $3.7 billion. The 2005-06 Enacted Budget authorized a $2.9 billion Rebuild and Renew New York Transportation General Obligation Bond Act to be submitted to the voters in November 2005. Proceeds from the Bond Act, if approved by the voters, will be divided equally between DOT and the MTA capital programs ($1.45 billion for each program) as reflected in the 2005-06 Enacted Budget, and will be used to partially finance the new DOT and MTA five-year capital plans of $17.9 billion for each plan, respectively. The Enacted Capital Plan projects that about $279 million in General Obligation Bonds will be issued in 2005-06, including $94 million of Rebuild and Renew New York Transportation Bonds that could be issued if the proposed Bond Act is approved by the voters.


     - STATE-SUPPORTED LEASE-PURCHASE AND CONTRACTUAL-OBLIGATION FINANCINGS. The State utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, including Certificates of Participation, which involve obligations of public authorities or municipalities where debt service is payable by the State, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the State's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

     State-related debt includes State-supported debt referenced above, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances).


     - CONTINGENT CONTRACTUAL-OBLIGATION FINANCING. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged, or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2005-06 fiscal year.

     - MORAL OBLIGATION FINANCINGS. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2005-06 fiscal year.

     - STATE-GUARANTEED FINANCINGS. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 2005-06 fiscal year. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State.


     The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.


     PUBLIC AUTHORITIES. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt. As of

December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $120.4 billion, only a portion of which constitutes State-supported or State-related debt.


     NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue, and expense projections, and outlines proposed gap-closing programs for years with projected budget gaps. To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the attacks on the World Trade Center. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such delays will not have adverse impacts on the City's cash flow or expenditures.

     In response to the City's fiscal crisis in 1975, the State took action to help the City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York, to provide the City with financing assistance; the New York State Financial Control Board (FCB), to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC), to assist the Control Board in exercising its powers and responsibilities. The staffs of the FCB, OSDC, the City Comptroller and the Independent Budget Office of the City of New York, issue periodic reports on the City's financial plans.

     OTHER LOCALITIES. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

     OTHER NEW YORK RISK FACTORS. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the state of New York and its agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt and notes is somewhat higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the state's credit rating has historically been upgraded and downgraded much more frequently than most other states.

     The combined state and local taxes of residents of the state of New York, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the state and its localities to raise additional revenue. In addition, combined state and local debt per capita in the state is significantly above the national average and debt service expenditures have represented an increasing claim on state and local budgets.

     Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial conditions of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the state of New York, and there is no responsibility of the part of the state of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth above is intended only as a general summary and not a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

C. INVESTMENT POLICIES/RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

The Fund will:

     1. Seek to provide as high a level of daily income exempt from federal and New York income tax as is consistent with stability of principal and liquidity.

     2. Invest at least 80% of its assets in New York tax-exempt municipal obligations.


     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; and (b) a "taxable security" is any security the interest on which is subject to federal income tax.


The Fund MAY not:

     1.   Invest in common stock.

     2. Write, purchase or sell puts, calls, or combinations thereof, except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time.

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to Municipal Obligations, including those issued by the State of New York or its political subdivisions, or to domestic bank obligations.

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

     6.   Purchase or sell commodities or commodity futures contracts.

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states.

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money.

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations; and (b) by investment in repurchase agreements.

     11.  Make short sales of securities.

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

     13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

     14. Invest for the purpose of exercising control or management of any other issuer.

     15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

     16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

D. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund's Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.


     The Fund makes available on its public website complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag.


     The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

     All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

     The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

     The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

     Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

     The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

     The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

     The Investment Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the Fund's Board of Directors. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Directors, or designated Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

     The Investment Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

NAME                                       INFORMATION DISCLOSED          FREQUENCY(1)                 LAG TIME
---------------------------------------- ------------------------   -----------------------   ---------------------------
SERVICE PROVIDERS
Institutional Shareholder Services (ISS) Complete portfolio         Twice a month                         (2)
  (proxy voting agent)(*)                holdings

FT Interactive Data Pricing Service      Complete portfolio         As needed                             (2)
  Provider(*)                            holdings

Morgan Stanley Trust(*)                  Complete portfolio         As needed                             (2)
                                         holdings

The Bank of New York(*)                  Complete portfolio         As needed                             (2)
                                         holdings

NAME                                       INFORMATION DISCLOSED          FREQUENCY(1)                  LAG TIME
---------------------------------------- ------------------------   -----------------------   ---------------------------
FUND RATING AGENCIES
Lipper(*)                                Top Ten and Complete       Quarterly basis           Approximately 15 days
                                         portfolio holdings                                   after quarter end and
                                                                                              approximately 15 days after
                                                                                              quarter end

Morningstar(**)                          Top Ten and Complete       Quarterly basis           Approximately 15 days
                                         portfolio holdings                                   after quarter end and
                                                                                              approximately 30 days after
                                                                                              quarter end

Standard & Poor's(*)                     Complete portfolio         Quarterly basis           Approximately 15 day lag
                                         holdings

Investment Company Institute(**)         Top Ten portfolio          Quarterly basis           Approximately 15 days
                                         holdings                                             after quarter end

CONSULTANTS AND ANALYSTS
Americh Massena & Associates, Inc.(*)    Top Ten and Complete       Quarterly basis           Approximately 10-12 days
                                         portfolio holdings                                   after quarter end

Bloomberg(**)                            Complete portfolio         Quarterly basis(5)        Approximately 30 days
                                         holdings                                             after quarter end

Callan Associates(*)                     Top Ten and Complete       Monthly and quarterly     Approximately 10-12 days
                                         portfolio holdings         basis, respectively(5)    after month/quarter end

Cambridge Associates(*)                  Top Ten and Complete       Quarterly basis(5)        Approximately 10-12 days
                                         portfolio holdings                                   after quarter end

Citigroup(*)                             Complete portfolio         Quarterly basis(5)        At least one day after
                                         holdings                                             quarter end

CTC Consulting, Inc.(**)                 Top Ten and Complete       Quarterly basis           Approximately 15 days
                                         portfolio holdings                                   after quarter end and
                                                                                              approximately 30 days after
                                                                                              quarter end, respectively

Evaluation Associates(*)                 Top Ten and Complete       Monthly and quarterly     Approximately 10-12 days
                                         portfolio holdings         basis, respectively(5)    after month/quarter end

Fund Evaluation Group(**)                Top Ten portfolio          Quarterly basis           At least 15 days after
                                         holdings(3)                                          quarter end

Jeffrey Slocum & Associates(*)           Complete portfolio         Quarterly basis(5)        Approximately 10-12 days
                                         holdings(4)                                          after quarter end

Hammond Associates(**)                   Complete portfolio         Quarterly basis           At least 30 days after
                                         holdings(4)                                          quarter end

Hartland & Co.(**)                       Complete portfolio         Quarterly basis           At least 30 days after
                                         holdings(4)                                          quarter end

Hewitt Associates(*)                     Top Ten and Complete       Monthly and quarterly     Approximately 10-12 days
                                         portfolio holdings         basis, respectively(5)    after month/quarter end

Merrill Lynch(*)                         Top Ten and Complete       Monthly and quarterly     Approximately 10-12 days
                                         portfolio holdings         basis, respectively(5)    after month/quarter end

Mobius(**)                               Top Ten portfolio          Monthly basis             At least 15 days after
                                         holdings(3)                                          month end

Nelsons(**)                              Top Ten portfolio          Quarterly basis           At least 15 days after
                                         holdings(3)                                          quarter end

Prime Buchholz & Associates, Inc.(**)    Complete portfolio         Quarterly basis           At least 30 days after
                                         holdings(4)                                          quarter end

PSN(**)                                  Top Ten portfolio          Quarterly basis           At least 15 days after
                                         holdings(3)                                          quarter end

PFM Asset Management LLC(*)              Top Ten and Complete       Quarterly basis(5)        Approximately 10-12 days
                                         portfolio holdings                                   after quarter end

Russell Investment Group/Russell/        Top Ten and Complete       Monthly and quarterly     At least 15 days after
  Mellon Analytical Services, Inc.(**)   portfolio holdings         basis                     month end and at least 30
                                                                                              days after quarter end,
                                                                                              repectively

NAME                                       INFORMATION DISCLOSED          FREQUENCY(1)                  LAG TIME
--------------------------------------   ------------------------   -----------------------   ---------------------------
Stratford Advisory Group, Inc.(*)        Top Ten portfolio          Quarterly basis(5)        Approximately 10-12 days
                                         holdings(6)                                          after quarter end

Thompson Financial(**)                   Complete portfolio         Quarterly basis           At least 30 days after
                                         holdings(4)                                          quarter end

Watershed Investment Consultants,        Top Ten and Complete       Quarterly basis(5)        Approximately 10-12 days
  Inc.(*)                                portfolio holdings                                   after quarter end

Yanni Partners(**)                       Top Ten portfolio          Quarterly basis           At least 15 days after
                                         holdings(3)                                          quarter end

PORTFOLIO ANALYTICS PROVIDERS
Fact Set(*)                              Complete portfolio         Daily                     One day
                                         holdings

----------
(*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.
(1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
(2) Information will typically be provided on a real time basis or as soon thereafter as possible.
(3) Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(4) Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.
(5)  This information will also be provided upon request from time to time.
(6) Complete portfolio holdings will also be provided upon request from time to time.


     In addition, persons who owe a duty of trust or confidence to the Investment Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).


     All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Directors (or a designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists;
(iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Directors (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

     In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

     The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

     (a) The PHRC, which will consist of executive officers of the Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

     (b) The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

     (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distri-butions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor, or any affiliated person of the Fund, the Investment Adviser or the Distributor, on the other.

     (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

     (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Directors at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUND

A. BOARD OF TRUSTEES

     The Board of Trustees of the Fund oversees the management of the Fund, but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Adviser.

     The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2005) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment advisor that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                           POSITION(S)  LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING       OVERSEEN    OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE     REGISTRANT    SERVED*                  PAST 5 YEARS**              BY TRUSTEE          BY TRUSTEE
-------------------------  -----------  ----------  ----------------------------------------  ----------  --------------------------
Michael Bozic (65)         Trustee      Since       Private investor; Director or Trustee of     197      Director of various
c/o Kramer Levin                        April 1994  the Retail Funds (since April 1994) and               business organizations.
Naftalis & Frankel LLP                              the Institutional Funds (since July
Counsel to the                                      2003); formerly Vice Chairman of Kmart
Independent Trustees                                Corporation (December 1998-October
1177 Avenue of the                                  2000), Chairman and Chief Executive
Americas                                            Officer of Levitz Furniture Corporation
New York, NY 10036                                  (November 1995-November 1998) and
                                                    President and Chief Executive Officer
                                                    of Hills Department Stores (May
                                                    1991-July 1995); formerly variously
                                                    Chairman, Chief Executive Officer,
                                                    President and Chief Operating Officer
                                                    (1987-1991) of the Sears Merchandise
                                                    Group of Sears, Roebuck & Co.

Edwin J. Garn (76)         Trustee      Since       Consultant; Director or Trustee of the       197      Director of Franklin Covey
1031 N. Chartwell Court                 January     Retail Funds (since January 1993) and                 (time management systems),
Salt Lake City, UT 84103                1993        the Institutional Funds (since July                   BMW Bank of North
                                                    2003); member of the Utah Regional                    America, Inc. (industrial
                                                    Advisory Board of Pacific Corp. (utility              loan corporation), Escrow
                                                    company); formerly Managing Director of               Bank USA (industrial loan
                                                    Summit Ventures LLC (2000-2004)                       corporation), United Space
                                                    (lobbying and consulting                              Alliance (joint venture
                                                    firm); United States Senator (R-Utah)                 between Lockheed Martin
                                                    (1974-1992) and Chairman, Senate Banking              and the Boeing Company)
                                                    Committee (1980-1986), Mayor of Salt                  and Nuskin Asia Pacific
                                                    Lake City, Utah (1971-1974), Astronaut,               (multilevel marketing);
                                                    Space Shuttle Discovery (April 12-19,                 member of the board of
                                                    1985), and Vice Chairman, Huntsman                    various civic and
                                                    Corporation (chemical company).                       charitable organizations.

Wayne E. Hedien (72)       Trustee      Since       Retired; Director or Trustee of the          197      Director of The PMI Group
c/o Kramer Levin                        September   Retail Funds (since September 1997) and               Inc. (private mortgage
Naftalis & Frankel LLP                  1997        the Institutional Funds (since July                   insurance); Trustee and
Counsel to the                                      2003); formerly associated with the                   Vice Chairman of The Field
Independent Trustees                                Allstate Companies (1966-1994), most                  Museum of Natural History;
1177 Avenue of the                                  recently as Chairman of The Allstate                  director of various other
Americas                                            Corporation (March 1993-December 1994)                business and charitable
New York, NY 10036                                  and Chairman and Chief Executive Officer              organizations.
                                                    of its wholly-owned subsidiary, Allstate
                                                    Insurance Company (July 1989-December
                                                    1994).


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                           POSITION(S)  LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING       OVERSEEN    OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE     REGISTRANT    SERVED*                  PAST 5 YEARS**              BY TRUSTEE          BY TRUSTEE
-------------------------  -----------  ----------  ----------------------------------------  ----------  --------------------------
Dr. Manuel H. Johnson (57) Trustee      Since       Senior Partner, Johnson Smick                197      Director of NVR, Inc.
c/o Johnson Smick                       July 1991   International, Inc., a consulting firm;               (home construction);
Group Inc.                                          Chairman of the Audit Committee and                   Director of KFX Energy;
888 16th Street, NW                                 Director or Trustee of the Retail Funds               Director of RBS Greenwich
Suite 740                                           (since July 1991) and the Institutional               Capital Holdings
Washington, D.C. 20006                              Funds (since July 2003); Co-Chairman and              (financial holding
                                                    a founder of the Group of Seven Council               company).
                                                    (G7C), an international economic
                                                    commission; formerly Vice Chairman of
                                                    the Board of Governors of the Federal
                                                    Reserve System and Assistant Secretary
                                                    of the U.S. Treasury.

Joseph J. Kearns (63)      Trustee      Since       President, Kearns & Associates LLC           198      Director of Electro Rent
c/o Kearns & Associates                 July 2003   (investment consulting); Deputy Chairman              Corporation (equipment
LLC                                                 of the Audit Committee and Director or                leasing), The Ford Family
PMB754                                              Trustee of the Retail Funds (since July               Foundation, and the UCLA
23852 Pacific                                       2003) and the Institutional Funds (since              Foundation.
Coast Highway                                       August 1994); previously Chairman of the
Malibu, CA 90265                                    Audit Committee of the Institutional
                                                    Funds (October 2001-July 2003);
                                                    formerly CFO of the J. Paul Getty Trust.

Michael E. Nugent (69)     Trustee      Since       General Partner of Triumph Capital,          197      None.
c/o Triumph Capital, L.P.               July 1991   L.P., a private investment partnership;
445 Park Avenue                                     Chairman of the Insurance Committee and
New York, NY 10022                                  Director or Trustee of the Retail Funds
                                                    (since July 1991) and the Institutional
                                                    Funds (since July 2001); formerly Vice
                                                    President, Bankers Trust Company and BT
                                                    Capital Corporation (1984-1988).

Fergus Reid (73)           Trustee      Since       Chairman of Lumelite Plastics                198      Trustee and Director of
c/o Lumelite Plastics                   July 2003   Corporation; Chairman of the                          certain investment
Corporation                                         Governance Committee and Director                     companies in the JPMorgan
85 Charles Colman Blvd.                             or Trustee of the Retail Funds (since                 Funds complex managed by
Pawling, NY 12564                                   July 2003) and the Institutional Funds                J.P.Morgan Investment
                                                    (since June 1992).                                    Management Inc.


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

     The Trustees who are affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of December 31, 2005) and the other directorships, if any, held by the Trustee, are shown below.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                                                                                               COMPLEX
                             POSITION(S)  LENGTH OF                                          OVERSEEN BY
 NAME, AGE AND ADDRESS OF     HELD WITH     TIME        PRINCIPAL OCCUPATION(S) DURING        MANAGEMENT   OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE       REGISTRANT    SERVED*               PAST 5 YEARS**                TRUSTEE            BY TRUSTEE
---------------------------  -----------  ---------  --------------------------------------  -----------  --------------------------
Charles A. Fiumefreddo (72)  Chairman     Since      Chairman and Director or Trustee of         197      None.
c/o Morgan Stanley Trust     of the       July 1991  the Retail Funds (since July 1991) and
Harborside Financial         Board                   the Institutional Funds (since July
Center,                      and                     2003); formerly Chief Executive
Plaza Two,                   Trustee                 Officer of the Retail Funds (until
Jersey City, NJ 07311                                September 2002).

James F. Higgins (58)        Trustee      Since      Director or Trustee of the Retail           197      Director of AXA Financial,
c/o Morgan Stanley Trust                  June       Funds (since June 2000) and the                      Inc. and The Equitable
Harborside Financial                      2000       Institutional Funds (since July 2003);               Life Assurance Society of
Center,                                              Senior Advisor of Morgan Stanley                     the United States
Plaza Two,                                           (since August 2000); Director of the                 (financial services).
Jersey City, NJ 07311                                Distributor and Dean Witter Realty
                                                     Inc.; previously President and Chief
                                                     Operating Officer of the Private
                                                     Client Group of Morgan Stanley (May
                                                     1999-August 2000), and President and
                                                     Chief Operating Officer of Individual
                                                     Securities of Morgan Stanley (February
                                                     1997-May 1999).

----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                POSITION(S)        LENGTH OF
 NAME, AGE AND ADDRESS OF        HELD WITH           TIME                     PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER          REGISTRANT          SERVED*                           PAST 5 YEARS**
---------------------------   -------------   ------------------   -----------------------------------------------------
Ronald E. Robison (67)        President and   President (since     President (since September 2005) and Principal
1221 Avenue of the Americas   Principal       September 2005)      Executive Officer of funds in the Fund Complex (since
New York, NY 10020            Executive       and Principal        May 2003); Managing Director of Morgan Stanley & Co.
                              Officer         Executive Officer    Incorporated and Morgan Stanley; Managing Director
                                              (since May 2003)     and Director of Morgan Stanley Investment Management
                                                                   Inc., Morgan Stanley Distribution Inc. and Morgan
                                                                   Stanley Distributors Inc.; Managing Director, Chief
                                                                   Administrative Officer and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services
                                                                   Company Inc.; Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust; Director of Morgan Stanley
                                                                   SICAV (since May 2004); President (since September
                                                                   2005) and Principal Executive Officer (since May
                                                                   2003) of the Van Kampen Funds; previously, Executive
                                                                   Vice President (July 2003-September 2005) of funds in
                                                                   the Fund Complex and the Van Kampen Funds. He was
                                                                   also previously President and Director of the
                                                                   Institutional Funds (March 2001-July 2003), Chief
                                                                   Global Operations Officer of Morgan Stanley
                                                                   Investment Management Inc. and Chief Executive
                                                                   Officer and Chairman of Van Kampen Investor Services.

----------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                POSITION(S)        LENGTH OF
 NAME, AGE AND ADDRESS OF        HELD WITH           TIME                     PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER          REGISTRANT          SERVED*                           PAST 5 YEARS**
----------------------------  --------------  -------------------  -----------------------------------------------------
Joseph J. McAlinden (63)      Vice President  Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                        Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                 Management Inc.; Chief Investment Officer of the Van
                                                                   Kampen Funds; Vice President of the Institutional
                                                                   Funds (since July 2003) and the Retail Funds (since
                                                                   July 1995).

Barry Fink (51)               Vice President  Since February 1997  General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                        Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                 Investment Management; Managing Director (since
                                                                   December 2000), Secretary (since February 1997) and
                                                                   Director of the Investment Adviser and the
                                                                   Administrator; Vice President of the Retail Funds;
                                                                   Assistant Secretary of Morgan Stanley DW; Vice
                                                                   President of the Institutional Funds (since July
                                                                   2003); Managing Director, Secretary and Director of
                                                                   the Distributor; previously Secretary (February
                                                                   1997-July 2003) and General Counsel (February
                                                                   1997-April 2004) of the Retail Funds; Vice President
                                                                   and Assistant General Counsel of the Investment
                                                                   Adviser and the Administrator (February 1997-December
                                                                   2001).

Amy R. Doberman (43)          Vice President  Since July 2004      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                        Investment Management; Managing Director of Morgan
New York, NY 10020                                                 Stanley Investment Management Inc. and the Investment
                                                                   Adviser; Vice President of the Institutional and
                                                                   Retail Funds (since July 2004); Vice President of the
                                                                   Van Kampen Funds (since August 2004); previously,
                                                                   Managing Director and General Counsel - Americas, UBS
                                                                   Global Asset Management (July 2000-July 2004) and
                                                                   General Counsel, Aeltus Investment Management,
                                                                   Inc. (January 1997-July 2000).

Carsten Otto (42)             Chief           Since October 2004   Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance                           Morgan Stanley Investment Management (since October
New York, NY 10020            Officer                              2004); Managing Director of the Investment Adviser
                                                                   and Morgan Stanley Investment Management Inc.;
                                                                   formerly Assistant Secretary and Assistant General
                                                                   Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39)        Vice President  Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc. and the Investment Adviser; Vice President of
                                                                   the Institutional Funds (since December 1997) and the
                                                                   Retail Funds (since July 2003); formerly practiced
                                                                   law with the New York law firm of Rogers & Wells (now
                                                                   Clifford Chance US LLP).

Francis J. Smith (40)         Treasurer and   Treasurer since      Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust      Chief Financial July 2003 and Chief  Administrator (since December 2001); previously, Vice
Harborside Financial Center,  Officer         Financial Officer    President of the Retail Funds (September 2002-July
Plaza Two,                                    since September      2003); Vice President of the Investment Adviser and
Jersey City, NJ 07311                         2002                 the Administrator (August 2000-November 2001) and
                                                                   Senior Manager at PricewaterhouseCoopers LLP (January
                                                                   1998-August 2000).

Thomas F. Caloia (59)         Vice President  Since July 2003      Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                           Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                       Distributor and the Administrator; previously
Plaza Two,                                                         Treasurer of the Retail Funds (April 1989-July 2003);
Jersey City, NJ 07311                                              formerly First Vice President of the Investment
                                                                   Adviser, the Distributor and the Administrator.


---------------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                POSITION(S)        LENGTH OF
 NAME, AGE AND ADDRESS OF        HELD WITH           TIME                     PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER          REGISTRANT          SERVED*                           PAST 5 YEARS**
----------------------------  --------------  -------------------  -----------------------------------------------------
Mary E. Mullin (38)           Secretary       Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc. and the Investment Adviser; Secretary of the
                                                                   Institutional Funds (since June 1999) and the Retail
                                                                   Funds (since July 2003); formerly practiced law with
                                                                   the New York law firms of McDermott, Will & Emery and
                                                                   Skadden, Arps, Slate, Meagher & Flom LLP.

----------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

     In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of the Fund: Lou Anne
D. McInnis, Joseph Benedetti, Joanne Antico, Daniel Burton, Joanne Doldo, Tara
A. Farrelly, Alice J. Gerstel, Eric C. Griffith, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin, Sheri L. Schreck and Julien Yoo.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2005 is shown below.


                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                        ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND   BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
   NAME OF TRUSTEE                (AS OF DECEMBER 31, 2005)                       (AS OF DECEMBER 31, 2005)
----------------------  ---------------------------------------------  ----------------------------------------------
INDEPENDENT:
Michael Bozic                                None                                       over $100,000
Edwin J. Garn                                None                                       over $100,000
Wayne E. Hedien                              None                                       over $100,000
Dr. Manuel H. Johnson                        None                                       over $100,000
Joseph J. Kearns(1)                          None                                       over $100,000
Michael E. Nugent                            None                                       over $100,000
Fergus Reid(1)                               None                                       over $100,000

INTERESTED:
Charles A. Fiumefreddo                       None                                       over $100,000
James F. Higgins                             None                                       over $100,000


----------

(1) Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of December 31, 2005, the value (including interest) of the deferral accounts for Messrs. Kearns and Reid was $786,542 and $766,622, respectively, pursuant to the deferred compensation plan.


     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees, including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.


     The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During the Fund's fiscal year ended December 31, 2005, the Audit Committee held seven meetings.


     The members of the Audit Committee of the Fund are currently Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael
E. Nugent and Fergus Reid. None of the members of the Fund's Audit Committee is an "interested person", as defined under the Investment Company Act, of the Fund (with such disinterested Trustees being Independent Trustees or individually, Independent Trustee). Each Independent Trustee is also "independent" from the Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE). The current Chairman of the Audit Committee of the Fund is Dr. Manuel
H. Johnson.


     The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are currently Michael Bozic, Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance Committee is Fergus Reid. During the Fund's fiscal year ended December 31, 2005, the Governance Committee held two meetings.


     The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid, for all funds) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."


     There were 14 meetings of the Board of Trustees of the Fund held during the fiscal year ended December 31, 2005. The Independent Trustees of the Fund also met three times during that time, in addition to the 14 meetings of the full Board.

     Finally, the Board has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. Messrs. Nugent and Hedien are Independent Trustees. During the Fund's fiscal year ended December 31, 2005, the Insurance Committee held six meetings.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the Fund's management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. COMPENSATION


     Each Independent Trustee receives an annual fee of $180,000 for serving the Retail Funds and the Institutional Funds. Prior to October 1, 2005, each Independent Trustee received an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Trustee received $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year so that an Independent Trustee who attended all six meetings received total compensation of $180,000 for serving the funds.


     The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios.
Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

     The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

     Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"); which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remained subject to the terms of the Prior DC Plan).


     The following table shows aggregate compensation payable to the Fund's Trustees from the Fund for the fiscal year ended December 31, 2005 and the aggregate compensation payable to each of the fund's Trustees by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2005.


                                  COMPENSATION


                                                        NUMBER OF
                                                    PORTFOLIOS IN THE
                                                      FUND COMPLEX
                                                     FROM WHICH THE     TOTAL COMPENSATION
                               TOTAL COMPENSATION   DIRECTOR RECEIVED      FROM THE FUND
                                  FROM THE FUND      COMPENSATION(5)        COMPLEX(5)
                               ------------------   -----------------   ------------------
NAME OF INDEPENDENT TRUSTEE:
Michael Bozic(1)(3)                   $  80                170              $  180,000
Edwin J. Garn(1)(3)                      80                170                 178,000
Wayne E. Hedien(1)(2)                    80                170                 180,000
Dr. Manuel H. Johnson(1)                108                170                 240,000
Joseph J. Kearns(1)(4)                   99                171                 217,000
Michael E. Nugent(1)(2)                  94                170                 210,000
Fergus Reid(1)(3)                        94                171                 215,000

NAME OF INTERESTED TRUSTEE:
Charles A.
Fiumefreddo(2)                          168                170                360,000
James F. Higgins                          0                170                      0


----------
(1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee.
(2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee.
(3) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee.

(4)  Includes amounts deferred at the election of the Trustee under the DC Plan.

(5) Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis.


     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.


     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 2005 and by the Adopting Funds for the calendar year ended December 31, 2005, and the estimated retirement benefits for the Independent Trustees from the

Fund as of the fiscal year ended December 31, 2005 and from the Adopting Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program.


                               RETIREMENT BENEFITS ACCRUED AS    ESTIMATED ANNUAL BENEFITS UPON
                                       FUND EXPENSES                     RETIREMENT(1)
                               ------------------------------   --------------------------------
                                              BY ALL ADOPTING                  FROM ALL ADOPTING
                               BY THE FUND         FUNDS        FROM THE FUN         FUNDS
                               -----------    ---------------   ------------   -----------------
NAME OF INDEPENDENT TRUSTEE:
Michael Bozic                   $  404         $  19,439          $    967          $ 46,871
Edwin J. Garn                     (221)(2)       (10,738)(2)           967            46,917
Wayne E. Hedien                    790            37,860               823            40,020
Dr. Manuel H. Johnson              399            19,701             1,420            68,630
Michael E. Nugent                  709            35,471             1,269            61,377


----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

(2) Mr. Garn's retirement expense is negative due to the fact that his retirement date has been extended to October 31, 2007, and therefore the expense had been overaccrued.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following owned 5% or more of the outstanding Reserve Class shares of the Fund as of February 1, 2006: James E. Bolin, 214 Forest Avenue, Rye, NY, 10580-4177--9.71%.


     As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Prior to November 1, 2004, pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Adviser, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund paid the Investment Adviser monthly compensation calculated daily by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion.

     The Board of Trustees of the Fund approved amending and restating, effective November 1, 2004, the Management Agreement to remove the administration services component from the Management Agreement and to reduce the investment advisory fee to the annual rate of 0.45% of the portion of the daily net assets not exceeding $500 million; 0.375% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

and 0.20% of the portion of the daily net assets exceeding $3 billion. The advisory fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Fund's Investment Adviser will continue to provide investment advisory services under an Amended and Restated Investment Advisory Agreement ("Investment Advisory Agreement'). The administration services previously provided to the Fund by the Investment Adviser will be provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to a separate administration agreement ("Administration Agreement") entered into by the Fund with the Administrator. Such change resulted in a 0.05% reduction in the advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreement. Under the terms of the Administration Agreement, the Administrator will provide the same administrative services previously provided by the Investment Adviser.


     For the fiscal years ended December 31, 2003, 2004, and 2005, the Investment Adviser accrued total compensation under the Management Agreement and the Investment Advisory Agreement in the amount of $371,122, $332,496 and $304,994 respectively. However, during the fiscal years ended December 31, 2003, 2004 and 2005, the Investment Adviser had undertaken to voluntarily assume a portion of its advisory fee. Taking into account this waiver, the total compensation paid under the advisory agreements during the fiscal years ended December 31, 2003, 2004 and 2005 was $362,591, $216,061 and $130,886,
respectively.

     For the period November 1, 2004 through December 31, 2005, the Administrator accrued compensation under the Administration Agreement in the amount of $33,888.


     Although the entities providing administrative services to the Fund have changed, the Morgan Stanley personnel performing such services will remain the same. Furthermore, the changes did not result in any increase in the amount of total combined fees paid by the Fund for investment advisory and administrative services, or any decrease in the nature or quality of the investment advisory or administrative services received by the Fund.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.


     Expenses not expressly assumed by the Investment Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among both classes of shares pro rata based on the net assets of the Fund attributable to each class, except as described below. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of the Fund's independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trustees.


     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

     The Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

     The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor (the "Plan"), the Distributor provides certain services in connection with the promotion of sales of Fund shares.

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of each class of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the average daily net assets of the Reserve Class and the AA Sweep Class during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Adviser provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund reimbursed $67,776 to the Distributor pursuant to the Plan which amounted to 0.10% of the Reserve Class' average daily net assets for the fiscal year ended December 31, 2005. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and
(vi) other, which includes payment to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $67,668. No payments under the Plan were made for interest, carrying or other financing charges. The Fund has not commenced offering AA Sweep Class shares as of the date of this STATEMENT OF ADDITIONAL INFORMATION, therefore no fees under the Plan have been paid with respect to that class.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to implement the Fund's distribution method and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

     (2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Bank of New York, 100 Church Street, New York, NY 10286, is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements.


     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

     The Fund, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

G. PROXY VOTING POLICY AND PROXY VOTING RECORD

     The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Investment Adviser. The following is a summary of the Investment Adviser's Proxy Voting Policy ("Proxy Policy").

     The Investment Adviser uses its best efforts to vote proxies on securities held in the Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, the Investment Adviser has formed a Proxy Review Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that the Investment Adviser will vote proxies in the best interest of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that the Investment Adviser will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. The Investment Adviser may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee. The Investment Adviser generally will not vote a proxy if it has sold the affected security between the record date and the meeting date.

     The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below:

     -    Generally, routine proposals will be voted in support of management.

     - With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees.

     - The Investment Adviser will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.).


     - The Investment Adviser will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, establishment of cumulative voting rights for the election of directors, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.) (notwithstanding management support).


     - The Investment Adviser will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.) which may have a substantive financial or best interest impact on an issuer.

     - The Investment Adviser will vote for certain proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, reducing or eliminating supermajority voting requirements, etc).

     - The Investment Adviser will vote against certain proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to declassify boards, proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, etc.).

     - Certain other proposals (i.e., proposals requiring directors to own large amounts of company stock to be eligible for election, proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

CONFLICTS OF INTEREST

     If the Committee determines that an issue raises a material conflict of interest, or gives rise to a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question and that the Committee will have sole discretion to cast a vote.

THIRD PARTIES

     To assist in its responsibility for voting proxies, the Investment Adviser has retained Institutional Shareholder Services ("ISS") and Glass Lewis as experts in the proxy voting and corporate governance area. In addition to ISS and Glass Lewis, the Investment Adviser may from time to time retain other proxy research providers. ISS, Glass Lewis and these other proxy research providers are referred to as "Research Providers." The services provided to the Investment Adviser by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While the Investment Adviser may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, the Research Providers provide vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers.

FURTHER INFORMATION


     A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/funds. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.


H. REVENUE SHARING

     The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial intermediaries ("Intermediaries") in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor.

     Morgan Stanley DW has an arrangement whereby the Fund's Investment Adviser, out of its own assets, pays Morgan Stanley DW an amount up to 0.18% annually of the value of the shares of the following money market funds held in Morgan Stanley DW accounts: New York Municipal Money Market Trust; Tax-Free Daily Income Trust; U.S. Government Money Market Trust; Liquid Asset Fund Inc.; Active Assets Institutional Money Trust; Active Assets California Tax Free Trust; Active Assets Government Securities Trust; Active Assets Tax Free Trust; Active Assets Money Trust; Active Assets Institutional Government Securities Trust; and California Tax-Free Daily Income Trust.

     In addition, for the Active Assets Institutional Government Securities Trust and the Active Assets Institutional Money Trust, Morgan Stanley Funds' Investment Adviser pays Morgan Stanley DW an additional 0.03% annually of the value of shares held in Morgan Stanley DW accounts.

     The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

     You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.

     In addition to the payments described above, Morgan Stanley reports its business segment results utilizing an allocation methodology which reflects the economics of each business segment by representing transactions as if conducted between a Morgan Stanley business segment and an external party. Accordingly, for sales of Money Market Funds, an amount equal to a portion of the Fund's advisory fee is reflected, for financial reporting purposes only, as paid by the Investment Adviser to a Morgan Stanley business segment.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     During the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid no such brokerage commissions or concessions.

B. COMMISSIONS


     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper (not including tax-exempt municipal paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


     During the fiscal years ended December 31, 2003, 2004 and 2005, the Fund did not effect any principal transactions with Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies.

     In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Adviser and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Adviser by any amount that may be attributable to the value of such services.

     The Investment Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner as they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

     During the fiscal year ended December 31, 2005, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

     During the fiscal year ended December 31, 2005, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 2005, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES

     The Fund offers two classes of shares, the Reserve Class and the AA Sweep Class. Effective November 1, 2005, outstanding shares were reclassified as Reserve Class shares. The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Reserve Class and the AA Sweep Class bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, Joseph J. Kearns and Fergus Reid, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.

B. OFFERING PRICE

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

     The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 under the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share;
(b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

     The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. As permitted by the Rule, the Trustees have delegated to the Fund's Investment Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) no more than 5% of the Fund's assets may be invested in the Eligible Securities of any one issuer that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality.

     The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

     The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

     If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS

     The Fund generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

     In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any of the Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter-end of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An obligation will be considered a tax-exempt security only if, in the opinion of bond counsel, the interest payable is exempt from federal and New York State and New York City income tax. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     The Fund intends to invest a portion of its assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Certain ordinary income dividends received by a shareholder may be taxed at the same rate as long-term capital gains; however, the fund does not anticipate making significant distributions that are eligible for this treatment. Furthermore, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.


     Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on all ordinary dividends would move to 35% in 2009 and 39.6% in 2011. Since the Fund's income is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividend received deduction available to corporations or for the reduced rate of taxation applicable to qualified dividend income available to individuals.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December to shareholders of record of such month and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

     Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from the Fund.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short term capital gains. Current legislation amends certain rules relating to regulated investment companies. This legislation, among other things, modifies the federal income tax treatment of certain distributions to foreign investors. The Fund will no longer be required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Currently, however, the Fund will continue to withhold these amounts regardless of the fact that it is no longer required to do so. Other special rules apply to distributions attributable to gains from "U.S. real property interests" (including certain U.S. real property holding corporations); however, the Fund does not expect to derive gains or income from any U.S. real property interests. The provisions contained in the legislation relating to distributions to foreign persons generally would apply to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the legislation.


     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of the Fund immediately prior to a distribution record date.

     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's shares is normally treated as a sale for tax purposes. Shares of the Fund held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. If a shareholder of the Fund receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share, to the extent of such exempt-interest dividends, may be disallowed.

     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of Reserve Class shares for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the Fund, followed by the purchase of shares in the other fund. Shares of the AA Sweep Class are not exchangeable for shares of another fund.

     The availability to deduct capital losses may be limited. In addition, if a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

     OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is generally not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Treasury Regulation Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

     NEW YORK STATE AND CITY TAX

     To the extent that dividends are derived from interest on New York tax-exempt securities, such dividends will also be exempt from New York State and City income taxes.

     Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City income tax purposes.

     Shareholders who are New York residents will normally be subject to federal, New York State or City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For federal and New York State or City income tax purposes, distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other than New York and to local taxes.

X. UNDERWRITERS

     The Fund's Reserve Class shares are offered to the public on a continuous basis. Shares of the AA Sweep Class are offered exclusively to investors who have an Active Assets Account with Morgan Stanley DW. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA


     The Fund's yield for the seven days ended December 31, 2005 was 2.73%. The seven-day effective yield on December 31, 2005 was 2.76%, assuming daily compounding.

     Based upon a combined federal and New York personal income tax bracket of 40.01%, the Fund's tax-equivalent yield for the seven days ended December 31, 2005 was 4.55%.


     Performance Data reflects information for the Reserve Class shares. The Fund has not commenced offering AA Sweep Class Shares as of the date of this STATEMENT OF ADDITIONAL INFORMATION, therefore such information is not yet available.

XII. FINANCIAL STATEMENTS


     The Fund's audited financial statements for the fiscal year ended December 31, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the Fund's ANNUAL REPORT TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.

XIII. FUND COUNSEL

     Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund's legal counsel.

                                      *****

     This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

              MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1). Declaration of Trust of the Registrant, dated December 27, 1989, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 23, 1996.

   (2). Amendment to the Declaration of Trust of the Registrant, dated February 19, 1993, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 23, 1996.

   (3). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 26, 1999.

   (4). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 26, 2002.

   (5). Instrument Establishing and Designating Additional Classes of Shares of the Registrant, dated October 27, 2005, is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on December 9, 2005.

(b). Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 18, 2004.

(c).     Not applicable.

(d). Amended and Restated Investment Advisory Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Morgan Stanley Small-Mid Special Value Fund, filed on June 24, 2005.

(e)(1). Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated May 31, 1997, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on February 26, 1998.

   (2). Selected Dealers Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., dated January 4, 1993, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 23, 1996.

(f). Amended and Restated Retirement Plan for Non-Interested Trustees or Directors, dated May 8, 1997, is incorporated herein by reference to
         Exhibit 6 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2000.

(g)(1). Custodian Agreement between The Bank of New York and the Registrant, dated September 20, 1991, is incorporated herein by reference to
         Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 23, 1996.

   (2). Amendment to the Custodian Agreement between The Bank of New York and the Registrant, dated April 17, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 24, 1997.

   (3). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 26, 2002.

   (4). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001, is incorporated herein by reference to
         Exhibit 7(d) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 26, 2002.

(h)(1). Amended and Restated Transfer Agency and Service Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Trust, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

   (2). Administration Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(i)(1).  Opinion and Consent of Clifford Chance US LLP, filed herein.

(i)(2).  Opinion of Dechert LLP, filed herein.

(j).     Consent of Independent Registered Public Accounting Firm, filed herein.

(k).     Not applicable.

(l).     Not applicable.

(m). Amended and Restated Plan of Distribution, pursuant to Rule 12b-1, filed herein.

(n). Multiple Class Plan pursuant to Rule 18f-3, dated November 1, 2005, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on December 9, 2005.

(o).     Not Applicable.

(p)(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

   (2). Code of Ethics of Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(q). Powers of Attorney of Trustees, dated November 1, 2005, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Morgan Stanley Aggressive Equity Fund, filed on November 22, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None

ITEM 25. INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant's Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant's Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

     Pursuant to Section 7 of the Registrant's Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Adviser, the Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated. Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors serves as a director, officer or employee.

THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 Avenue of the Americas, New York, New York 10020

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

      NAME AND POSITION WITH             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS         INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------------------------------------------------------------------------------
Barry Fink                           Managing Director and General Counsel of Morgan Stanley Investment
Managing Director,                   Management; Managing Director and Director of Morgan Stanley
and Director                         Services; Managing Director, Secretary, and Director of Morgan
                                     Stanley Distributors; Vice President of the Morgan Stanley Funds.

Joseph J. McAlinden                  Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                Investment Management Inc.; Director of Morgan Stanley Trust.
Chief Investment Officer

Ronald E. Robison                    Principal Executive Officer-Office of the Fund; Managing Director,
Managing Director, Chief             Chief Administrative Officer and Director of Morgan Stanley Services;
Administrative Officer and           Chief Executive Officer and Director of Morgan Stanley Trust;
Director                             Managing Director of Morgan Stanley Distributors; Executive Vice
                                     President and Principal Executive Officer of the Morgan Stanley Funds;
                                     Director of Morgan Stanley SICAV.

P. Dominic Caldecott                 Managing Director of Morgan Stanley Investment Management Inc.
Managing Director                    and Morgan Stanley Dean Witter Investment Management Limited;
                                     Vice President and Investment Manager of Morgan Stanley & Co.
                                     International.

Rajesh K. Gupta                      Managing Director and Chief Administrative Officer-Investments of
Managing Director and                Morgan Stanley Investment Management Inc.
Chief Administrative Officer-
Investments

John B. Kemp, III                    President and Chief Executive Officer of Morgan Stanley Distributors.
Executive Director

Francis J. Smith                     Executive Director of Morgan Stanley Services; Vice President and
Executive Director                   Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Institutional Government Securities Trust

(4)  Active Assets Institutional Money Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  Morgan Stanley Aggressive Equity Fund

(8)  Morgan Stanley Allocator Fund

(9)  Morgan Stanley American Opportunities Fund

(10) Morgan Stanley Balanced Growth Fund

(11) Morgan Stanley Balanced Income Fund

(12) Morgan Stanley Biotechnology Fund

(13) Morgan Stanley California Tax-Free Daily Income Trust

(14) Morgan Stanley California Tax-Free Income Fund

(15) Morgan Stanley Capital Opportunities Trust

(16) Morgan Stanley Convertible Securities Trust

(17) Morgan Stanley Developing Growth Securities Trust

(18) Morgan Stanley Dividend Growth Securities Inc.

(19) Morgan Stanley Equally-Weighted S&P 500 Fund

(20) Morgan Stanley European Equity Fund Inc.

(21) Morgan Stanley Federal Securities Trust

(22) Morgan Stanley Financial Services Trust

(23) Morgan Stanley Flexible Income Trust

(24) Morgan Stanley Fundamental Value Fund

(25) Morgan Stanley Global Advantage Fund

(26) Morgan Stanley Global Dividend Growth Securities

(27) Morgan Stanley Global Utilities Fund

(28) Morgan Stanley Growth Fund

(29) Morgan Stanley Health Sciences Trust

(30) Morgan Stanley High Yield Securities Inc.

(31) Morgan Stanley Income Builder Fund

(32) Morgan Stanley Income Trust

(33) Morgan Stanley Information Fund

(34) Morgan Stanley International Fund

(35) Morgan Stanley International SmallCap Fund

(36) Morgan Stanley International Value Equity Fund

(37) Morgan Stanley Japan Fund

(38) Morgan Stanley KLD Social Index Fund

(39) Morgan Stanley Limited Duration Fund

(40) Morgan Stanley Limited Duration U.S. Treasury Trust

(41) Morgan Stanley Limited Term Municipal Trust

(42) Morgan Stanley Liquid Asset Fund Inc.

(43) Morgan Stanley Mid-Cap Value Fund

(44) Morgan Stanley Mortgage Securities Trust

(45) Morgan Stanley Multi-Asset Class Fund

(46) Morgan Stanley Nasdaq-100 Index Fund

(47) Morgan Stanley Natural Resource Development Securities Inc.

(48) Morgan Stanley New York Municipal Money Market Trust

(49) Morgan Stanley New York Tax-Free Income Fund

(50) Morgan Stanley Pacific Growth Fund Inc.

(51) Morgan Stanley Prime Income Trust

(52) Morgan Stanley Real Estate Fund

(53) Morgan Stanley S&P 500 Index Fund

(54) Morgan Stanley Select Dimensions Investment Series

(55) Morgan Stanley Small-Mid Special Value Fund

(56) Morgan Stanley Special Growth Fund

(57) Morgan Stanley Special Value Fund

(58) Morgan Stanley Strategist Fund

(59) Morgan Stanley Tax-Exempt Securities Trust

(60) Morgan Stanley Tax-Free Daily Income Trust

(61) Morgan Stanley Total Market Index Fund

(62) Morgan Stanley Total Return Trust

(63) Morgan Stanley U.S. Government Money Market Trust

(64) Morgan Stanley U.S. Government Securities Trust

(65) Morgan Stanley Utilities Fund

(66) Morgan Stanley Value Fund

(67) Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 25 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant.

                                    POSITIONS AND OFFICE WITH
NAME                               MORGAN STANLEY DISTRIBUTORS
-----------------        -----------------------------------------------
Fred Gonfiantini           Executive Director and Financial Operations
                             Principal of Morgan Stanley Distributors

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                        The Bank of New York
                        100 Church Street
                        New York, New York 10286
                        (records relating to its function as custodian)

                        Morgan Stanley Investment Advisors Inc.
                        1221 Avenue of the Americas
                        New York, New York 10020
                        (records relating to its function as investment adviser)

                        Morgan Stanley Trust
                        Harborside Financial Center, Plaza Two
                        2nd Floor
                        Jersey City, New Jersey 07311
                        (records relating to its function as transfer agent and dividend disbursing agent)

                        Morgan Stanley Services Company Inc.
                        Harborside Financial Center, Plaza Two
                        7th Floor
                        Jersey City, New Jersey 07311
                        (records relating to its function as administrator)

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to the 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of February 2006.

                                      MORGAN STANLEY NEW YORK MUNICIPAL MONEY
                                      MARKET TRUST

                                      By:      /S/ RONALD E. ROBISON
                                          --------------------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURES                               TITLE                             DATE
                ----------                               -----                             ----
(1) Principal Executive Officer             President and Principal
                                            Executive Officer

By:        /s/ RONALD E. ROBISON
    ---------------------------------------
           Ronald E. Robison                                                    February 13, 2006


(2) Principal Financial Officer             Chief Financial Officer


By:        /s/ FRANCIS J. SMITH
    ---------------------------------------
           Francis J. Smith                                                     February 13, 2006

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins

By:        /s/ BARRY FINK
    ---------------------------------------
           Barry Fink
           Attorney-in-Fact                                                     February 13, 2006


    Michael Bozic         Joseph J. Kearns
    Edwin J. Garn         Michael E. Nugent
    Wayne E. Hedien       Fergus Reid
    Manuel H. Johnson

By:        /s/ CARL FRISCHLING
    ---------------------------------------
           Carl Frischling                                                      February 13, 2006
           Attorney-in-Fact

              MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST

                                  EXHIBIT INDEX


(i)(1). -- Opinion and Consent of Clifford Chance US LLP.

(i)(2). -- Opinion of Dechert LLP.

(j).    -- Consent of Independent Registered Public Accounting Firm.

(m).    -- Amended and Restated Plan of Distribution Pursuant to Rule 12b-1.